Retirement and Other Benefit Programs - Additional Information (Detail) - USD ($) $ in Millions		12 Months Ended
	Dec. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Jun. 30, 2015
Defined Benefit Plan Disclosure [Line Items]
Net periodic pension benefit and OPEB cost		$ 69	$ 52	$ 60
Pre-tax losses included in AOCI					$ 200
General investment portfolio limits on holdings, description		5.00%
Allowed variance from target allocation of plan assets		5.00%
Expected cash outflow relating to OPEB in 2016		$ 1
Equity
Defined Benefit Plan Disclosure [Line Items]
Target allocation for plan assets		75.00%
Fixed Income
Defined Benefit Plan Disclosure [Line Items]
Target allocation for plan assets		25.00%
Multiple Employer Plans
Defined Benefit Plan Disclosure [Line Items]
Net periodic pension benefit and OPEB cost		$ 16	37	45
U.S. Pension
Defined Benefit Plan Disclosure [Line Items]
ABO- pension plans	$ 315	315
Pre-tax losses included in AOCI	102	102
Defined contribution plan, contributions by employer		21	20	$ 16
International Pension
Defined Benefit Plan Disclosure [Line Items]
Foreign exchange and other		(24)	(26)
ABO- pension plans	343	343	133
Pre-tax losses included in AOCI	155	155	$ 70
International Pension | Austria
Defined Benefit Plan Disclosure [Line Items]
Foreign exchange and other	$ 9
Pension And Other Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Minimum expected cash contribution to pension plans in 2016		$ 9